Congress Mid Cap Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 11.5%
Curtiss-Wright Corp.	41,407	$ 29,978,668
HEICO Corp.	26,652	9,497,707
Karman Holdings, Inc. (a)	88,250	4,249,237
		43,725,612

Biotechnology - 3.3%
Halozyme Therapeutics, Inc. (a)	152,272	12,568,531

Capital Markets - 6.8%
Raymond James Financial, Inc.	145,950	25,684,281

Construction & Engineering - 9.9%
API Group Corp. (a)	81,500	3,233,920
EMCOR Group, Inc.	28,554	22,769,816
Quanta Services, Inc.	17,700	11,812,272
		37,816,008

Consumer Staples Distribution & Retail - 9.4%
Casey's General Stores, Inc.	40,996	35,707,516

Electrical Equipment - 4.9%
nVent Electric PLC	121,478	18,686,961

Electronic Equipment, Instruments & Components - 1.5%
Advanced Energy Industries, Inc.	19,325	5,594,974

Entertainment - 1.1%
Roku, Inc. (a)	15,500	2,247,655
TKO Group Holdings, Inc.	10,800	1,963,548
		4,211,203

Financial Services - 0.8%
Toast, Inc. - Class A (a)	99,918	3,224,354

Health Care Equipment & Supplies - 2.2%
Globus Medical, Inc. - Class A (a)	69,650	5,487,723
IDEXX Laboratories, Inc. (a)	5,140	2,873,620
		8,361,343

Health Care Providers & Services - 2.2%
Encompass Health Corp.	74,822	8,310,480

Hotels, Restaurants & Leisure - 6.5%
Cava Group, Inc. (a)	36,350	2,371,110
Expedia Group, Inc.	7,894	2,326,678
Viking Holdings Ltd. (a)	190,500	19,878,675
		24,576,463

Household Durables - 0.5%

DR Horton, Inc.	12,875		1,841,898

IT Services - 4.4%
Cloudflare, Inc. - Class A (a)	45,700		12,749,386
MongoDB, Inc. (a)	7,825		2,640,781
Twilio, Inc. - Class A (a)	6,000		1,184,100
			16,574,267

Machinery - 8.8%
Crane Co.	126,120		26,921,575
Flowserve Corp.	86,000		6,535,140
			33,456,715

Metals & Mining - 1.9%
Wheaton Precious Metals Corp.	66,700		7,272,301

Semiconductors & Semiconductor Equipment - 11.3%
Credo Technology Group Holding Ltd. (a)	19,425		4,020,781
Monolithic Power Systems, Inc.	24,306		34,661,085
Qnity Electronics, Inc.	15,600		2,046,408
Teradyne, Inc.	6,550		2,408,369
			43,136,643

Software - 1.7%
Datadog, Inc. - Class A (a)	24,381		6,533,377

Specialty Retail - 0.7%
Ross Stores, Inc.	11,000		2,761,770

Textiles, Apparel & Luxury Goods - 6.1%
Tapestry, Inc.	152,000		23,160,240

Trading Companies & Distributors - 2.3%
Fastenal Co.	183,366		8,748,392
TOTAL COMMON STOCKS (Cost $191,654,798)			371,953,329

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares		Value
Health Care REITs - 1.7%
Ventas, Inc.	68,000		6,358,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,491,317)			6,358,680

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,656,706		1,656,706
TOTAL MONEY MARKET FUNDS (Cost $1,656,706)			1,656,706

TOTAL INVESTMENTS - 99.9% (Cost $199,802,821)			379,968,715
Other Assets in Excess of Liabilities - 0.1%		0.00064	243,051
TOTAL NET ASSETS - 100.0%			$ 380,211,766

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress Mid Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 371,953,329	$ –	$ –	$ 371,953,329
Real Estate Investment Trusts	6,358,680	–	–	6,358,680
Money Market Funds	1,656,706	–	–	1,656,706
Total Investments	$ 379,968,715	$ –	$ –	$ 379,968,715

Refer to the Schedule of Investments for further disaggregation of investment categories.